Consolidated Statements of Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Beginning Balance at Dec. 31, 2011	$ 5,542	$ 4	$ 1,718	$ 2,789	$ 686	$ 5,197	$ 345
Cash dividend paid	(40)			(40)		(40)
Comprehensive income (loss):
Net income (loss)	600			661		661	(61)
Other comprehensive income	566				566	566
Total comprehensive income	1,166			661	566	1,227	(61)
Change in noncontrolling interest	63						63
Ending Balance at Dec. 31, 2012	6,731	4	1,718	3,410	1,252	6,384	347
Comprehensive income (loss):
Net income (loss)	1,028			1,110		1,110	(82)
Other comprehensive income	(670)				(670)	(670)
Total comprehensive income	358			1,110	(670)	440	(82)
Change in noncontrolling interest	415						415
Ending Balance at Dec. 31, 2013	7,504	4	1,718	4,520	582	6,824	680
Comprehensive income (loss):
Net income (loss)	16			110		110	(94)
Other comprehensive income	462				462	462
Total comprehensive income	478			110	462	572	(94)
Change in noncontrolling interest	54						54
Ending Balance at Dec. 31, 2014	$ 8,036	$ 4	$ 1,718	$ 4,630	$ 1,044	$ 7,396	$ 640